UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  1-800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Semi-Annual Report

June 30, 2023

(Unaudited)

MH ELITE SMALL CAP FUND OF FUNDS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

MH Elite Small Cap Fund of Funds $19,030
Russell 2000 Index $22,106
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$0
6/1/13
12/1/13
6/1/14
12/1/14
6/1/15
12/1/15
6/1/16
12/1/16
6/1/17
12/1/17
6/1/18
12/1/18
6/1/19
12/1/19
6/1/20
12/1/20
6/1/21
12/1/21
6/1/22
12/1/22
6/1/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2013 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Average Annual Total Returns for the Periods Ended June 30, 2023
	1 Year	5 Year	10 Year
MH Elite Small Cap Fund of Funds	14.17%	4.17%	6.65%
Russell 2000 Index	12.31%	4.21%	8.26%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Semi-Annual Report |  1

MH ELITE FUND OF FUNDS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

MH Elite Fund of Funds $22,261
Russell 1000 Index $32,893
$40,000
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$0
6/1/13
12/1/13
6/1/14
12/1/14
6/1/15
12/1/15
6/1/16
12/1/16
6/1/17
12/1/17
6/1/18
12/1/18
6/1/19
12/1/19
6/1/20
12/1/20
6/1/21
12/1/21
6/1/22
12/1/22
6/1/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2013 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Average Annual Total Returns for the Periods Ended June 30, 2023
	1 Year	5 Year	10 Year
MH Elite Fund of Funds	14.43%	7.37%	8.33%
Russell 1000 Index	19.36%	11.92%	12.64%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Semi-Annual Report |  2

MH ELITE SELECT PORTFOLIO OF FUNDS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

MH Elite Select Portfolio of Funds $13,452
MSCI ACWI ex USA IMI Index $16,848
$20,000
$16,000
$12,000
$8,000
$4,000
$0
6/1/13
12/1/13
6/1/14
12/1/14
6/1/15
12/1/15
6/1/16
12/1/16
6/1/17
12/1/17
6/1/18
12/1/18
6/1/19
12/1/19
6/1/20
12/1/20
6/1/21
12/1/21
6/1/22
12/1/22
6/1/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2013 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Average Annual Total Returns for the Periods Ended June 30, 2023
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	8.54%	1.37%	3.00%
MSCI ACWI EX USA IMI	13.08%	3.87%	5.36%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Semi-Annual Report |  3

MH ELITE INCOME FUND OF FUNDS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Bloomberg US Aggregate Bond Index

MH Elite Income Fund of Funds $12,123
Bloomberg US Aggregate Bond Index $11,624
15,000
12,000
9,000
6,000
3,000
-
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2013 and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Bloomberg US Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Average Annual Total Returns for the Periods Ended June 30, 2023
	1 Year	5 Year	10 Year
MH Elite Income Fund of Funds	2.93%	1.69%	1.94%
Bloomberg US Aggregate Bond Index	-0.94%	0.77%	1.52%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Semi-Annual Report |  4

MH ELITE SMALL CAP FUND OF FUNDS

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabilities 1.42%
Money Market Fund 0.54%
Mid Growth 2.89%
Small Growth 26.51%
Small Blend 39.73%
Small Value 28.91%

Semi-Annual Report |  5

MH ELITE FUND OF FUNDS

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Money Market Fund 0.61%
Other Assets Less Liabilites 0.15%
Mid Growth 2.86%
Mid Blend 2.58%
Large Value 28.86%
Large Blend 29.38%
Large Growth 35.56%

Semi-Annual Report |  6

MH ELITE SELECT PORTFOLIO OF FUNDS

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Money Market Fund
0.37%
Other Assets Less Liabilities
1.88%
Real Estate
8.78%
Diversified Emerging Markets
25.42%
Natural Resources
10.25%
Infrastructure
2.98%
Industrials
3.81%
Global Small/Mid Stock
4.51%
Foreign Large Blend
13.47%
Foreign Small/Mid Growth
9.57%
Foreign Large Value
4.53%
Foreign Large Growth
14.43%

Semi-Annual Report |  7

MH ELITE INCOME FUND OF FUNDS

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabilities 0.48%
Asset Allocation 15.36%
Bank Loan 9.09%
Convertibles 2.54%
Emerging Market Bond 4.51%
Global Bond 7.40%
High Yield Bond 8.25%
Intermediate Core-Plus Bond 17.95%
Multisector Bond 6.87%
Short-Term Bond 9.40%
Utilities 2.68%
Money Market Fund 15.47%

Semi-Annual Report |  8

MH ELITE SMALL CAP FUND OF FUNDS

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Value

OPEN-END MUTUAL FUNDS - 98.04%

Mid Growth - 2.89%
5,633	Virtus KAR Small Cap Core - Class I *	$ 268,900

Small Blend - 39.73%
10,117	Fuller &Thaler Behavioral Small Cap Equity - Class I *	378,289
35,434	Natixis Vaughan Nelson Small Cap Value - Class Y *	656,234
13,432	Paradigm Micro Cap *	671,856
45,532	Schwab amental US Small Company Index - Class I *	691,170
23,764	Thrivent Small Cap Stock - Class S *	658,513
7,819	Vanguard Tax Managed Small Cap - Admiral Class	633,613
		3,689,675
Small Value - 28.91%
15,797	Aegis Value - Class I *	533,794
11,370	Bridgeway Small Cap Value - Class N *	411,008
18,853	Hennesey Cornerstone Mid Cap 30 - Class I *	390,267
31,000	MFS New Discovery Value - Class R6 *	543,120
11,358	Vanguard Small Cap Value Index - Admiral Class *	807,074
		2,685,263
Small Growth - 26.51%
19,752	Congress Small Cap Growth - Class I *	759,057
7,648	Hood River Small Cap Growth - Class I *	410,713
24,087	Oberweis Micro Cap *	903,514
11,806	Virtus KAR Small Cap Growth - Class I *	388,426
		2,461,710

TOTAL OPEN-END MUTUAL FUNDS (Cost $7,574,260) - 98.04%		$ 9,105,548

MONEY MARKET FUND - 0.54%
50,046	Fidelity Institutional Government Money Market - Class I 5.00% **	50,046
TOTAL MONEY MARKET FUND (Cost $50,046) - 0.54%		$ 50,046

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,624,306) - 98.58%		$ 9,155,594

OTHER ASSETS LESS LIABILITES - 1.42%		131,606

NET ASSETS - 100.00%		$ 9,287,200

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

MH ELITE FUND OF FUNDS

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Value

OPEN-END MUTUAL FUNDS - 99.24%

Large Blend - 29.38%
93,134	Centre American Select Equity - Class I *	$ 1,436,120
41,279	Fidelity Large Cap Core Enhanced Index *	854,473
15,790	T. Rowe Price Dividend Growth	1,074,988
22,389	Touchstone Large Cap Focused - Class Y *	1,262,085
6,216	Vanguard Tax-Managed Capital Appreciation - Admiral Class	1,426,632
		6,054,298
Large Growth - 35.56%
7,810	Amana Growth - Class I *	519,447
19,417	Fidelity Large Cap Growth Index - Class I	520,583
13,853	Jenson Quality Growth - Class I	834,503
30,000	Loomis Sayles Growth - Class Y *	673,200
45,188	Pear Tree Quality - Class I *	1,032,535
24,797	Principal Blue Chip - Class I *	850,552
54,375	Shelton Capital Management Nasdaq-100 Index - Investor Class	1,781,857
18,147	T. Rowe Price All-Cap Opportunities *	1,115,327
		7,328,004
Large Value - 28.86%
38,089	Columbia Dividend Income - Class I2	1,154,471
26,021	BNY Mellon Dynamic Value - Class I *	1,049,180
33,934	Hillman Value - No Load *	994,939
21,307	Neuberger Berman Large Cap Value - Investor Class *	908,303
34,441	Putnam Large Cap Value - Class Y	1,034,265
9,582	Vanguard Equity Income - Admiral Class	806,708
		5,947,866
Mid Blend - 2.58%
4,752	Fidelity Select Brokerage & Investment Management *	532,271

Mid Growth - 2.86%
13,998	PRIMECAP Odyssey Aggressive Growth *	590,006

TOTAL OPEN-END MUTUAL FUNDS (Cost $16,375,600) - 99.24%		$20,452,445

MONEY MARKET FUND - 0.61%
126,173	Fidelity Institutional Government Money Market - Class I 5.00% **	126,173
TOTAL MONEY MARKET FUND (Cost $126,173) - 0.61%		$ 126,173

INVESTMENTS IN SECURITIES, AT VALUE (Cost $16,501,773) - 99.85%		$20,578,618

OTHER ASSETS LESS LIABILITES - 0.15%		31,361

NET ASSETS - 100.00%		$20,609,979

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

MH ELITE SELECT PORTFOLIO OF FUNDS

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Value

OPEN-END MUTUAL FUNDS - 97.75%

Diversified Emerging Markets - 25.42%
23,777	Driehaus Emerging Markets Small Cap Growth *	$ 442,968
16,159	Matthews Emerging Markets Small Companies - Class I *	424,830
37,748	Seafarer Overseas Growth and Income - Investor Class	451,091
26,877	Wasatch Emerging Markets Select - Class I *	424,663
		1,743,552
Foreign Large Blend - 13.47%
8,401	Federated Hermes International Leaders - Class R6 *	308,821
9,526	MFS International Equity - Class R6 *	305,907
2,857	State Street Hedged International Developed Equity Index - Class K *	308,998
		923,726
Foreign Large Growth - 14.43%
4,092	Vanguard International Growth - Admiral Class *	419,845
25,304	WCM Focused International Growth - Class I *	569,857
		989,702
Foreign Large Value - 4.53%
30,706	Schwab amental International Large Company Index *	311,054

Foreign Small/Mid Growth - 9.57%
18,090	Artisan International Small-Mid - Investor Class *	306,078
16,486	Brown Capital Management International Small Company - Investor Class *	350,501
		656,579
Global Small/Mid Stock - 4.51%
4,888	Third Avenue Value - Class I *	309,726

Industrials - 3.81%
2,474	Vanguard Industrials Index - Admiral Class	261,076

Infrastructure - 2.98%
13,717	Lazard Global Listed Infrastructure Portfolio	204,664

Natural Resources - 10.25%
10,510	Fidelity Global Commodity Stock *	186,653
7,508	Vanguard Commodity Strategy - Admiral Class *	188,664
3,535	Vanguard Materials Index - Admiral Class	327,954
		703,271
Real Estate - 8.78%
20,832	Cohen & Steers Real Estate Securities - Class I	329,139
17,113	MFS Global Real Estate - Class R6 *	272,951
		602,090

TOTAL OPEN-END MUTUAL FUNDS (Cost $6,307,647) - 97.75%		$ 6,705,440

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

MH ELITE SELECT PORTFOLIO OF FUNDS

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 0.37%
25,483	Fidelity Institutional Government Money Market - Class I 5.00% *	$ 25,483
TOTAL MONEY MARKET FUND (Cost $25,483) - 0.37%		$ 25,483

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,333,130) - 98.12%		$ 6,730,923

OTHER ASSETS LESS LIABILITES - 1.88%		129,088

NET ASSETS - 100.00%		$ 6,860,011

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

MH ELITE INCOME FUND OF FUNDS

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Value

OPEN-END MUTUAL FUNDS - 84.05%

Asset Allocation - 15.36%
39,255	Fidelity Advisor Multi-Asset Income	$ 514,241
27,109	Fidelity Strategic Dividend & Income	432,927
70,253	PIMCO Inflation Response Multi-Asset - Class I *	533,218
12,762	Vanguard Tax-Managed Balanced - Admiral Class	501,276
		1,981,662
Bank Loan - 9.09%
84,037	Fidelity Floating Rate High Income	770,615
43,956	T. Rowe Price Floating Rate	401,758
		1,172,373
Convertibles - 2.54%
16,036	Columbia Convertible Securities - Class I3	327,941

Emerging Markets Bond - 4.51%
26,066	Vanguard Emerging Markets Bond - Admiral Class	581,537

Global Bond - 7.40%
61,631	Dodge & Cox Global Bond - Class I	647,738
31,864	T. Rowe Price Global Multi-Sector Bond - Investor Class	306,850
		954,588
High Yield Bond - 8.25%
53,921	Artisan High Income - Advisor Class	466,956
61,837	BrandywineGLOBAL High Yield - Class I	597,346
		1,064,302
Intermediate Core-Plus Bond - 17.95%
9,526	Dodge & Cox Income - Class I	686,604
26,856	Carillon Reams Core Plus Bond - Class I	805,416
90,580	Victory Core Plus Intermediate Bond	823,373
		2,315,393
Multisector Bond - 6.87%
51,077	The Hartford Strategic Income - Class I	387,164
47,893	PIMCO Income - Class I	498,563
		885,727
Short-Term Bond - 9.40%
39,836	BBH Limited Duration - Class I	400,349
58,914	PIMCO Low Duration Income - Class I	461,297
14,831	Vanguard Short-Term Inflation-Protected Securities Index - Admiral Class	350,000
		1,211,646
Utilities - 2.68%
3,428	Fidelity Select Utilities Portfolio	344,960

TOTAL OPEN-END MUTUAL FUNDS (Cost $11,381,799) - 84.05%		$10,840,129

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

MH ELITE INCOME FUND OF FUNDS

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 15.47%
1,995,501	Fidelity Institutional Government Money Market - Class I 5.00% *	$ 1,995,501
TOTAL MONEY MARKET FUND (Cost $1,995,501) - 15.47%		$ 1,995,501

INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,377,300) - 99.52%		$12,835,630

OTHER ASSETS LESS LIABILITES - 0.48%		61,630

NET ASSETS - 100.00%		$12,897,260

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  14

MH ELITE PORTFOLIO OF FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2023 (UNAUDITED)

Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Assets:				
Investments in Securities, at Value (Cost $7,624,306, $16,501,773, $6,333,130, and $13,377,300, respectively)	$9,155,594	$20,578,618	$ 6,730,923	$12,835,630
Cash	140,519	48,443	126,529	37,086
Receivables:				
Dividends and Interest	182	3,219	9,372	37,429
Total Assets	9,296,295	20,630,280	6,866,824	12,910,145
Liabilities:				
Payables:				
Due to Advisor	9,095	20,301	6,813	12,885
Total Liabilities	9,095	20,301	6,813	12,885
Net Assets	$9,287,200	$20,609,979	$ 6,860,011	$12,897,260
Net Assets Consist of:				
Paid In Capital	$7,871,713	$16,187,232	$ 6,492,924	$13,503,886
Distributable Earnings (Deficit) (Note 4)	1,415,487	4,422,747	367,087	(606,626)
Net Assets	$9,287,200	$20,609,979	$ 6,860,011	$12,897,260
Shares Outstanding (1,000,000,000 shares authorized with no par value)	1,254,944	2,679,446	1,283,560	2,635,086
Net Asset Value Per Share	$ 7.40	$ 7.69	$ 5.34	$ 4.89

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  15

MH ELITE PORTFOLIO OF FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2023 (UNAUDITED)

Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Investment Income:				
Dividends	$ 15,306	$ 60,414	$ 21,919	$ 228,475
Interest	3,638	22,917	13,024	40,290
Total Investment Income	18,944	83,331	34,943	268,765
Expenses:				
Advisory	43,339	93,829	32,436	61,850
Administrative	10,835	23,457	8,109	15,462
Total Expenses	54,174	117,286	40,545	77,312
Net Investment Income (Loss)	(35,230)	(33,955)	(5,602)	191,453
Realized and Unrealized Gain (Loss) on Investments:				
Net Realized Gain (Loss) on Investments	20,311	435,333	131,452	(36,558)
Net Change in Unrealized Appreciation on Investments	730,561	1,611,403	358,924	148,862
Net Realized and Unrealized Gain on Investments	750,872	2,046,736	490,376	112,304
Net Increase in Net Assets Resulting from Operations	$ 715,642	$ 2,012,781	$ 484,774	$ 303,757

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  16

MH ELITE SMALL CAP FUND OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Loss	$ (35,230)	$ (45,283)
Capital Gain Distributions from Underlying Fund	-	159,626
Net Realized Gain (Loss) on Investments	20,311	(260,508)
Net Change in Unrealized Appreciation (Depreciation) on Investments	730,561	(1,869,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	715,642	(2,015,268)
Distributions to Shareholders	-	(1,016,532)
Capital Share Transactions (Note 5)	477,621	1,243,765
Total Increase (Decrease)	1,193,263	(1,788,035)
Net Assets		
Beginning of Period/Year	8,093,937	9,881,972
End of Period/Year	$ 9,287,200	$ 8,093,937

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  17

MH ELITE FUND OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Loss	$ (33,955)	$ (62,282)
Capital Gain Distributions from Underlying Fund	-	498,289
Net Realized Gain (Loss) on Investments	435,333	(553,765)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,611,403	(3,949,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,012,781	(4,067,676)
Distributions to Shareholders	-	(1,755,426)
Capital Share Transactions (Note 5)	1,674,484	3,114,933
Total Increase (Decrease)	3,687,265	(2,708,169)
Net Assets		
Beginning of Period/Year	16,922,714	19,630,883
End of Period/Year	$ 20,609,979	$ 16,922,714

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  18

MH ELITE SELECT PORTFOLIO OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income (Loss)	$ (5,602)	$ 12,822
Capital Gain Distributions from Underlying Fund	-	131,726
Net Realized Gain (Loss) on Investments	131,452	(288,281)
Net Change in Unrealized Appreciation (Depreciation) on Investments	358,924	(1,864,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	484,774	(2,008,334)
Distributions to Shareholders	(12,822)	(346,023)
Capital Share Transactions (Note 5)	435,562	636,143
Total Increase (Decrease)	907,514	(1,718,214)
Net Assets		
Beginning of Period/Year	5,952,497	7,670,711
End of Period/Year	$ 6,860,011	$ 5,952,497

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  19

MH ELITE INCOME FUND OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income	$ 191,453	$ 292,571
Capital Gain Distributions from Underlying Fund	-	36,831
Net Realized Loss on Investments	(36,558)	(256,680)
Net Change in Unrealized Appreciation (Depreciation) on Investments	148,862	(1,113,032)
Net Increase (Decrease) in Net Assets Resulting from Operations	303,757	(1,040,310)
Distributions to Shareholders	(292,573)	(289,462)
Capital Share Transactions (Note 5)	1,335,817	2,429,408
Total Increase	1,347,001	1,099,636
Net Assets		
Beginning of Period/Year	11,550,259	10,450,623
End of Period/Year	$ 12,897,260	$ 11,550,259

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  20

MH ELITE SMALL CAP FUND OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income (loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  21

MH ELITE FUND OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended		Years Ended				
	6/30/2023		12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Net Asset Value, at Beginning of Period/Year	$ 6.92		$ 9.60	$ 8.56	$ 7.44	$ 6.16	$ 6.92
Income From Investment Operations:							
Net Investment Loss (a)(c)	(0.01)		(0.03)	(0.05)	(0.03)	(0.01)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.78		(1.79)	1.65	1.45	1.51	(0.53)
Total from Investment Operations	0.77		(1.82)	1.60	1.42	1.50	(0.54)
Distributions:							
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		(0.86)	(0.56)	(0.30)	(0.22)	(0.22)
Total from Distributions	-		(0.86)	(0.56)	(0.30)	(0.22)	(0.22)
Net Asset Value, at End of Period/Year	$ 7.69		$ 6.92	$ 9.60	$ 8.56	$ 7.44	$ 6.16
Total Return (b)	11.13%	(e)	(20.65)%	19.75%	19.75%	25.17%	(8.13)%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 20,610		$ 16,923	$ 19,631	$ 16,150	$ 14,133	$ 11,699
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.36)%	(d)	(0.37)%	(0.60)%	(0.41)%	(0.17)%	(0.21)%
Portfolio Turnover	16.99%	(e)	56.44%	12.73%	24.16%	17.37%	36.71%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income (loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  22

MH ELITE SELECT PORTFOLIO OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d) Annualized.

(e) Not annualized.

* Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  23

MH ELITE INCOME FUND OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended		Years Ended				
	6/30/2023		12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Net Asset Value, at Beginning of Period/Year	$ 4.89		$ 5.58	$ 5.53	$ 5.38	$ 4.96	$ 5.23
Income From Investment Operations:							
Net Investment Income (a)(c)	0.07		0.14	0.08	0.09	0.14	0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	0.05		(0.68)	0.05	0.19	0.40	(0.29)
Total from Investment Operations	0.12		(0.54)	0.13	0.28	0.54	(0.17)
Distributions:							
Net Investment Income	(0.12)		(0.07)	(0.08)	(0.13)	(0.12)	(0.10)
Realized Gains	-		(0.08)	-	-	-	-
Total from Distributions	(0.12)		(0.15)	(0.08)	(0.13)	(0.12)	(0.10)
Net Asset Value, at End of Period/Year	$ 4.89		$ 4.89	$ 5.58	$ 5.53	$ 5.38	$ 4.96
Total Return (b)	2.51%	(e)	(9.85)%	2.44%	5.26%	11.10%	(3.24)%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 12,897		$ 11,550	$ 10,451	$ 8,814	$ 7,110	$ 5,637
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)	3.06%	(d)	2.79%	1.46%	1.85%	2.68%	2.33%
Portfolio Turnover	37.76%	(e)	22.51%	9.96%	25.32%	15.93%	18.02%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  24

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2023 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Semi-Annual Report |  25

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents:  Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

 2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds’ average daily net assets.

Semi-Annual Report |  26

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.04% to 1.53% of average net assets.

For the six months ended June 30, 2023 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$43,339
MH Elite Fund of Funds	$93,829
MH Elite Select Portfolio of Funds	$32,436
MH Elite Income Fund of Funds	$61,850

For the six months ended June 30, 2023 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$10,835
MH Elite Fund of Funds	$23,457
MH Elite Select Portfolio of Funds	$8,109
MH Elite Income Fund of Funds	$15,462

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the six months ended June 30, 2023 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$1,625,000	$1,182,481
MH Elite Fund of Funds	$5,350,000	$3,021,363
MH Elite Select Portfolio of Funds	$1,950,000	$1,074,882
MH Elite Income Fund of Funds	$5,650,001	$3,963,443

Semi-Annual Report |  27

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

4.

INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2022, the Funds most recent year-end, the components of distributable earnings on a tax basis were as follows:

Distributable Earnings/Accumulated Deficit	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$12,822	$292,571
Undistributed capital gain	$-	$-	$-	$-
Capital Loss Carryforward	$(100,882)	$(55,476)	$(156,556)	$(219,849)
Unrealized appreciation/(depreciation)	$800,727	$2,465,442	$38,869	$(690,532)
Total distributable earnings/ (accumulated deficit)	$699,845	$2,409,966	$(104,865)	$(617,810)

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

At December 31, 2022, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2023 with an ex and pay date of January 11, 2023.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$12,822	$0.010584	$292,571	$0.121626

MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds did not issue a distribution in 2023.

At December 31, 2021, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2022 with an ex and pay date of January 11, 2022.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$439,892	$0.425959	$205,823	$0.101003
Long Term Capital Gain	$576,640	$0.558376	$1,549,604	$0.760433

Semi-Annual Report |  28

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$56,259	$0.051805	$197,080	$0.105345
Long Term Capital Gain	$289,765	$0.266826	$92,382	$0.049381

1 Ordinary income distributions may include short-term capital gains.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2022. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2022, the net investment losses for the following Funds are:

Small Cap Fund of Funds - $45,283         Fund of Funds - $62,282

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2022, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$100,882	$55,476	$45,167	$ 16,999
Long term	$-	$-	$111,389	$ 202,850
Total	$100,882	$55,476	$156,556	$ 219,849

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended, December 31, 2022, the Funds did not incur an interest or penalties.

Semi-Annual Report |  29

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2022, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$837,691	$36,964	$800,727	$7,111,431(1)

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$2,623,896	$158,454	$2,465,442	$13,611,630(1)

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$380,790	$341,921	$38,869	$5,301,078(1)

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Depreciation	Cost of Investments
$309,243	$999,775	$690,532	$9,731,800(1)

(1)

Excluded short-term securities’ cost basis.

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2022, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	76,506	$ 550,811	73,083	$ 523,325
Shares issued in reinvestment of distributions	-	-	121,886	1,016,532
Shares redeemed	(10,137)	(73,190)	(39,980)	(296,092)
Net Increase	66,369	$ 477,621	154,989	$1,243,765

Semi-Annual Report |  30

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

	MH Elite Fund of Funds
	For the six months ended June 30, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	302,861	$2,164,293	380,840	$2,777,490
Shares issued in reinvestment of distributions	-	-	205,553	1,755,426
Shares redeemed	(67,403)	(489,809)	(187,382)	(1,417,983)
Net Increase	235,458	$1,674,484	399,011	$3,114,933

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	100,835	$ 524,401	104,703	$ 539,194
Shares issued in reinvestment of distributions	2,480	12,822	53,316	346,023
Shares redeemed	(19,465)	(101,661)	(45,008)	(249,074)
Net Increase	83,850	$ 435,562	113,011	$ 636,143

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	353,945	$1,724,174	814,613	$4,051,789
Shares issued in reinvestment of distributions	60,324	292,573	53,803	289,462
Shares redeemed	(139,777)	(680,930)	(379,710)	(1,911,843)
Net Increase	274,492	$1,335,817	488,706	$2,429,408

 6.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Semi-Annual Report |  31

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Semi-Annual Report |  32

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

The following is a summary of the inputs used to value each Fund’s net assets as of June 30, 2023:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$9,155,594	$20,575,275	$6,730,923	$12,835,630
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$9,155,594	$20,575,275	$6,730,923	$12,835,630

The Funds did not hold any Level 3 investments during the six months ended June 30, 2023.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2023. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Semi-Annual Report |  33

MH ELITE PORTFOLIO OF FUNDS TRUST

EXPENSE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2023 and held for the entire period through June 30, 2023.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

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MH ELITE PORTFOLIO OF FUNDS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

MH Elite Small Cap Fund of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,086.64	$6.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MH Elite Fund of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,111.27	$6.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MH Elite Select Portfolio of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,078.82	$6.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MH Elite Income Fund of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,025.08	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report |  35

MH ELITE PORTFOLIO OF FUNDS TRUST

ADDITIONAL INFORMATION

JUNE 30, 2023 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk, which is the risk that our Funds would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund(s). The Program is overseen by the Adviser, MH Investment Management Inc. and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of the Trust’s liquidity risk under the Program takes into consideration certain factors, such as the individual Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed

Semi-Annual Report |  36

MH ELITE PORTFOLIO OF FUNDS TRUST

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings into four liquidity categories, highly liquid, moderately liquid, less liquid and illiquid investments. As the Trust invests in other open-end registered investment companies, our portfolios are classified as highly liquid investments and can be converted into cash within 3 business days to meet shareholder redemption requests without diluting remaining shareholder’ interests in a Fund. Each of the underlying funds we invest in will have their own liquidity risk management policy.

The Trust’s board will exercise general oversight of the liquidity risk management program. The Trustees must also act with reasonable business judgement on behalf of shareholders. At the meeting of the Funds’ Board of Trustees on November 21, 2022, the liquidity risk management program was reviewed for any material changes to ensure the program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards are appropriately designed to be in compliance with Rule 22e-4. There were no identified events that created liquidity related concerns for the Funds.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Semi-Annual Report |  37

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Semi-Annual Report |  38

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2023 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Not applicable to this Registrant as the Registrant does not have any interest in unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form:

Exhibit No.	Description of Exhibit
13(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: September 6, 2023